Disclosure of detailed information about trade and other receivables and prepayments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Trade receivables	$ 241	$ 257
Less: provision for expected credit losses	(125)	(137)
Trade receivables, net	116	120
Deferred rent	73	69
Amortization of deferred rent	(42)	(42)
Provision for doubtful deferred rent	(2)	(2)
Prepayments	49	52
Other receivables	13	11
Trade and other receivables and prepayments, net	207	208
Less: non-current portion:
Deferred rent	(17)	(13)
Prepayments	(7)	(5)
Non-current portion	(24)	(18)
Current portion	$ 183	$ 190